UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-10333

          BlackRock Florida Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal Income Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Florida Municipal Income Trust (BBF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—154.3%
			Florida—133.8%
AA	$ 7,715		Beacon Tradeport Cmnty. Dev. Dist. SA, Ser. A, 5.625%, 5/01/32, RAA	05/12 @ 102	$ 8,301,572
A	2,000		Boynton Beach Multi-Fam. Hsg. RB, Clipper Cove Apts. Proj., 5.45%, 1/01/33, ACA	01/13 @ 100	2,043,260
AAA	5,550	[3]	Brd. of Ed. GO, Ser. A, 5.125%, 6/01/10	N/A	5,863,520
AAA	2,800		Capital Projs. Fin. Auth. Student Hsg. RB, Cap. Projs. Loan Prog.,
			Ser. F-1, 5.00%, 10/01/31, MBIA	08/11 @ 102	2,833,432
Baa2	1,000	[3]	Capital Trust Agcy. Multi-Fam. RB, American Oppty. Proj., Ser. A, 5.875%, 6/01/38	06/13 @ 102	955,160
AAA	799		Escambia Cnty. Hlth. Facs. Auth. RB, 5.95%, 7/01/20, AMBAC	No Opt. Call	858,560
NR	1,425		Gateway Svcs. Cmnty. Dev. Dist. SA, Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	1,428,833
NR	1,665		Heritage Harbour So. Cmnty. Cap. Impvt. SA, Ser. A, 6.50%, 5/01/34	05/13 @ 101	1,775,639
A+	6,500	[3]	Highlands Cnty. Hlth. Facs. Auth. RB, Adventist/Sunbelt Hosp. Proj., Ser. A, 6.00%, 11/15/11	N/A	7,218,315
BBB+	1,450		Hillsborough Cnty. Ind. Dev. Auth. PCRB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,501,925
AA	7,500		Jacksonville Econ. Dev. Comm. Hlth. Facs. RB, Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	7,980,675
AAA	4,000		Jacksonville Transp. RB, 5.00%, 10/01/26, MBIA	10/11 @ 100	4,113,200
			JEA RB,
Aa2	5,000	[3]	Elec. Sys., Ser. A, 5.50%, 10/01/07	N/A	5,103,950
AAA	5,000		Wtr. & Swr. Sys., Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	4,982,750
AA	7,500	[3]	Wtr. & Swr. Sys., Ser. C, 5.25%, 10/01/06	N/A	7,519,050
NR4	1,625		Laguna Lakes Cmnty. RB, Ser. A, 6.40%, 5/01/33	05/13 @ 101	1,694,290
NR	1,750		Madison Cnty. RB, First Mtg. Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	1,788,675
AAA	2,770	[5]	Melbourne Wtr. & Swr. RB, Zero Coupon, 10/01/21, FGIC	ETM	1,400,374
BB+	3,000		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,351,180
AAA	1,000		Miami Dade Cnty. Expwy. Auth. Toll Sys. RB, 5.125%, 7/01/25, FGIC	07/11 @ 101	1,043,150
			Miami Dade Cnty. SO RB,
AAA	2,595		Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	1,325,811
AAA	9,700		Ser. B, Zero Coupon, 10/01/33, MBIA	04/08 @ 25.056	2,211,697
AAA	25,000		Ser. C, Zero Coupon, 10/01/28, MBIA	04/08 @ 32.99	7,474,500
			No. Palm Beach Cnty. Impvt. Dist. RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj.,
NR	1,515		6.10%, 8/01/21	08/11 @ 101	1,567,252
NR	3,500		6.125%, 8/01/31	08/11 @ 101	3,607,065
			Orange Cnty. Hlth. Facs. Auth. RB,
NR	655		Hlth. Care Orlando Lutheran Proj., 5.375%, 7/01/20	07/15 @ 100	644,251
NR	600		Hlth. Care Orlando Lutheran Proj., 5.70%, 7/01/26	07/15 @ 100	599,334
AAA	6,000		Orange Cnty. Tourist Dev. Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	6,023,640
AAA	2,500		Palm Beach Cnty. Sch. Brd. COP, Ser. B, 5.00%, 8/01/25, AMBAC	08/11 @ 101	2,582,275
AA-	12,000		So. Miami Hlth. Facs. Auth. RB, Baptist Hlth. Proj., 5.25%, 11/15/33	02/13 @ 100	12,352,200
AAA	1,500		St. Petersburg Pub. Util. RB, Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	1,536,090
NR	2,780		Sumter Cnty. Indl. Dev. Auth. RB, No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	2,885,974
AA	5,500		Tampa RB, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	04/12 @ 100	5,870,920
			Tampa Wtr. & Swr. RB,
AAA	2,750		4.625%, 10/01/36, MBIA	10/16 @ 100	2,708,035
AA	4,000		Ser. A, 5.00%, 10/01/26	10/11 @ 101	4,112,840
			Vlg. Cmnty. Dev. Dist. No. 5 SA,
NR	3,480		Ser. A, 6.00%, 5/01/22	05/13 @ 101	3,624,072
NR4	1,610		Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,712,943
AAA	3,295		Vlg. Ctr. Cmnty. Dev. Dist. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	3,370,719
BBB+	2,000		Volusia Cnty. Edl. Fac. Auth. RB, Embry Riddle Aero. Univ. Proj., Ser. A, 5.75%, 10/15/29	10/09 @ 101	2,067,500

					138,034,628

1

BlackRock Florida Municipal Income Trust (BBF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Puerto Rico—20.5%
BBB	$6,000		Children's Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	$ 6,169,200
			Pub. Fin. Corp. RB,
Aaa	4,000	[3]	Ser. E, 5.70%, 2/01/10	N/A	4,250,560
Aaa	3,000	[3]	Ser. E, 5.75%, 2/01/07	N/A	3,030,570
			Pub. Impvt. GO,
AAA	2,520	[3]	Ser. A, 5.125%, 7/01/11	N/A	2,675,182
BBB	4,980		Ser. A, 5.125%, 7/01/31	07/11 @ 100	5,036,822

					21,162,334

			Total Investments —154.3% (cost $152,148,8786)		$ 159,196,962
			Other assets in excess of liabilities —1.5%		1,577,340
			Preferred shares at redemption value, including dividends payable —(55.8)%		(57,581,689)

			Net Assets —100%		$ 103,192,613

[1]	Using the highest of Standard & Poor’s, Moody’s Investment Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security is collateralized by Municipal or U.S. Treasury obligations.
[6]	Cost for Federal income tax purposes is $152,148,723. The net unrealized appreciation on a tax basis is $7,048,239, consisting of $7,104,272 gross unrealized appreciation and $56,033 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Association
AMBAC	—	American Municipal Bond Assurance Corporation	PCRB	—	Pollution Control Revenue Bond
COP	—	Certificate of Participation	RAA	—	Radian Asset Assurance
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Company	SA	—	Special Assessment
FSA	—	Financial Security Assurance	SO	—	Special Obligation
GO	—	General Obligation	XLCA	—	XL Capital Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Florida Municipal Income Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006